UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811–6520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299–3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2004 – APRIL 30, 2005

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI - ANNUAL REPORT

MANAGERS AMG FUNDS

First Quadrant Tax-Managed

Equity Fund

April 30, 2005

FIRST QUADRANT TAX-MANAGED EQUITY FUND

Semi-Annual Report

April 30, 2004

(unaudited)

Begins on Page
Letter to Shareholders	1

About Your Fund’s Expenses	2

Average Annual Total Returns	3

Summary of Industry Weightings and Top Ten Holdings	4

Schedule of Portfolio Investments	5

Financial Statements:

Statement of Assets and Liabilities	9

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	10

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	11

Detail of changes in Fund assets for the past two fiscal periods

Financial Highlights	12

Net asset value per share, total return, expense ratios, turnover ratio and net assets

Notes to Financial Statements	13

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates and description of certain risks

Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Organizationally, Managers has had a very active year. The Managers family of funds celebrated its 20th anniversary in June as Managers Capital Appreciation, Managers Special Equity and Managers Bond Funds celebrated their 20th anniversaries. In addition to taking over the management and administration of several funds formerly managed by Conseco Funds Group (April 2004), we recently integrated the Fremont Funds into our group. These additions to our product line provide shareholders a broader array of asset classes, investment styles and additional intelligence diversification within our group of Funds.

Finally, throughout the latter half of the 2004, Managers made preparations to combine our sales and operations group with two other AMG Affiliates to create Managers Investment Group LLC, which we formed on January 1, 2005. The new organization has additional resources and offers a wide array of investment management services.

I am pleased to report that last March The Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Award 2005 recognize fund families that deliver consistently strong relative performance for their fund shareholders.

As always, we post news and other pertinent information about the firm and our Funds as soon it is available on our website at www.managersinvest.com. The site has recently been updated with expanded information, so we encourage you to visit it at your earliest convenience. Should you have any question about any of our Funds or this report, please visit our website or feel free to contact us at 1-800-835-3879. We thank you for your investment.

Respectfully,

Peter M. Lebovitz President Mangers Trust I

About Your Fund’s Expenses (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholders of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expected as a percentage of its average assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the actual expenses paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expense Paid During Period.”

Hypothetical 5% return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return It assumes that the Fund had a return of 5% and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2005	Expense Ratio	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expense Paid During Period*
First Quadrant Tax-Managed Equity (before taxes)
Based on Actual Fund Return	0.99%	$1,000	$1,067	$5.07
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

You can find more information about the Fund’s expenses, including annual expense ratios for the past fiscal period, in the Financial Statements section of this report. For additional information on operating expense and other shareholder costs, please refer to the Fund’s prospectus.

First Quadrant Tax-Managed Equity Fund

Average Annual Total Returns (unaudited)

Total Returns Before and After Taxes (1)

	Periods ended April 30, 2005
	Six Months	One Year	Since Inception	Inception Date
Before Taxes:
First Quadrant Tax-Managed Equity Fund	6.73%	11.79%	1.67%	Dec. ‘00
Russell 3000 Index	3.69%	6.97%	(0.45)%
After Taxes :
Distributions	6.38%	11.43%	1.48%
Distributions and Sale of Fund Shares	4.38%	7.67%	1.30%

	Periods ended March 31, 2005
	Three Months	One Year	Since Inception	Inception Date
Before Taxes:
First Quadrant Tax-Managed Equity Fund	0.65%	11.72%	2.54%	Dec. ‘00
Russell 3000 Index	(2.20)%	7.09%	0.05%
After Taxes:
Distributions	0.65%	11.35%	2.35%
Distributions and Sale of Fund Shares	0.42%	7.61%	2.05%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The listed returns on the Fund are net of expenses and their returns on the index are absent any expenses. All returns are in U.S. dollars($). Index performance data has been complied by the respective trademark holder of the index for comparison purposes only. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

(1)	After-tax returns are calculated by USBancorp Fund Services, LLC. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Quadrant Tax-Managed Equity Fund

April 30, 2005

Summary of Industry Weightings (unaudited)

Major Sectors	Percentage of Net Assets	Percentage of Russell 3000
Financials	27.2%	20.6%
Health Care	15.3	13.4
Energy	12.3	8.0
Consumer Staples	12.2	8.9
Information Technology	10.5	15.3
Industrials	10.1	11.3
Telecommunication Services	3.8	2.9
Consumer Discretionary	3.5	12.5
Materials	1.1	3.7
Utilities	1.1	3.5
Cash and other equivalents	2.9	0.0

	100.0%	100.0%

Top Ten Holdings (unaudited)

Security Name	Percentage of Net Assets
Citigroup, Inc.	4.8%
UnitedHealth Group, Inc.*	4.6
ConocoPhillips Co.*	4.0
News Corp., Inc., Class A	3.7
Apache Corp.*	3.4
Sovereign Bancorp, Inc.*	3.4
Northrop Grumman Corp.	3.3
Merrill Lynch & Co., Inc.*	3.3
Bear Stearns Co., Inc. (The)*	3.2
Freddie Mac Corp.*	2.8

Top Ten as a Group	36.5%

*	Top Ten Holding at October 31, 2004

First Quadrant Tax-Managed Equity Fund

Schedule of Portfolio Investments

April 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 97.1%

Consumer Discretionary - 12.2%
Borders Group, Inc.	4,600		$111,274
Comcast Corp., Class A*	14,000		449,540
Federated Department Stores, Inc.	7,000		402,500
GameStop Corp.*	16,000	[2]	393,760
Home Depot, Inc.	14,900		527,013
Neiman-Marcus Group, Inc., Class A	6,900	[2]	678,408
News Corp., Inc., Class B	25,000	[2]	398,000
News Corp., Inc., Class A	109,508		1,673,282
Pantry, Inc. (The)*	3,400	[2]	108,868
Shaw Communications, Inc.	26,200		508,542
Time Warner Co., Inc.*	9,800		164,738
Urban Outfitters, Inc.*	1,800		79,740
Wesco International, Inc.*	3,000		72,540
Total Consumer Discretionary			5,568,205

Consumer Staples - 3.5%
7-Eleven, Inc.*	37,600		879,464
Altria Group, Inc.	7,200		467,928
Ralcorp Holdings, Inc.	6,500		257,530
Total Consumer Staples			1,604,922

Energy - 12.3%
Apache Corp.	28,200		1,587,378
ConocoPhillips Co.	17,400		1,824,390
Devon Energy Corp.	17,700		799,509
Giant Industries, Inc.*	1,600	[2]	41,776
Stone Energy Corp.*	3,000		134,820
Tesoro Corp.*	16,700	[2]	633,598
Universal Compression Holdings, Inc.*	5,400	[2]	189,540
Valero Energy Corp.	5,600		383,768
Total Energy			5,594,779

Financials - 27.2%
Argonaut Group, Inc.*	2,000	[2]	39,340

The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials (continued)
Assurant, Inc.	14,800	[2]	$489,732
Bank of America Corp.	5,400		243,216
Bear Stearns Co., Inc., The	15,200		1,438,832
CIT Group, Inc.	4,000		161,120
Citigroup, Inc.	46,800		2,197,728
Conseco, Inc.*	6,800		130,832
Fannie Mae Co.	2,000		107,900
Freddie Mac Corp.	20,800		1,279,616
Fremont General Corp.	17,200	[2]	373,068
Genworth Financial, Inc., Class A	5,000		139,750
Merrill Lynch & Co., Inc.	27,600		1,488,468
MGIC Investment Corp.	8,800		519,200
Morgan Stanley Co.	5,200		273,624
National City Corp.	14,074	[2]	477,953
Odyssey Re Holdings Corp.	1,000	[2]	22,740
PMI Group, Inc.	26,400	[2]	928,224
Sovereign Bancorp, Inc.	76,600	[2]	1,575,662
W.R. Berkley Corp.	3,600		117,000
Wachovia Corp.	5,600	[2]	286,608
Westcorp, Inc.	1,800	[2]	80,532
Total Financials			12,371,145

Health Care - 15.3%
Advanced Medical Optics, Inc.*	2,000	[2]	73,960
AmerisourceBergen Corp.	13,800	[2]	845,664
Amgen, Inc.*	2,600		151,346
Applera Corp. - Applied Biosystems Group	26,400	[2]	559,680
Becton, Dickinson & Co.	2,800		163,856
CIGNA Corp.	2,800		257,544
Coventry Health Care, Inc.*	2,200		150,546
Eon Labs, Inc.*	7,000		209,160
Genzyme Corp.*	4,400		257,884
Hospira, Inc.*	6,200		208,010
PacifiCare Health Systems, Inc .*	3,000		179,280

The accompanying notes are an integral part of these financial statements

First Quadrant Tax-Managed Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care (continued)
Pfizer, Inc.	34,200		$929,214
Respironics, Inc.*	7,000	[2]	442,330
UnitedHealth Group, Inc.	22,005		2,079,693
Watson Pharmaceuticals, Inc. *	16,000	[2]	480,000
Total Health Care			6,988,167

Industrials - 10.1%
Briggs & Stratton Corp.	19,600	[2]	634,452
Chicago Bridge & Iron Co. N.V.	15,800		353,604
ExpressJet Holdings, Inc.*	27,800		246,864
Landstar System, Inc.*	13,200	[2]	404,580
Northrop Grumman Corp.	27,200		1,491,648
Republic Airways Holdings, Inc.*	3,800		46,436
SPX Corp.	28,000	[2]	1,083,320
Teleflex, Inc.	1,800	[2]	96,246
United Defense Industries, Inc.*	3,400	[2]	251,532
Total Industrials			4,608,682

Information Technology - 10.5%
Apple Computer, Inc.*	4,400		158,664
Arrow Electronics, Inc.*	17,800		433,252
Computer Sciences Corp.*	1,200		52,176
IKON Office Solutions, Inc.	3,200	[2]	27,680
Intel Corp.	12,000		282,240
International Business Machines Corp.	16,000		1,222,080
LSI Logic Corp.*	8,200	[2]	43,952
MICROS Systems, Inc.*	4,200		166,530
MKS Instruments, Inc.*	1,600	[2]	23,680
NCR Corp.*	35,600		1,174,800
Storage Technology Corp.*	9,200		255,760
VeriSign, Inc.*	14,600		386,316
Wright Express Corp.*	20,000		334,000
Yahoo!, Inc.*	7,000		241,570
Total Information Technology			4,802,700

The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 1.1%
Neenah Paper, Inc.	10,000		$300,900
Worthington Industries, Inc.	11,200	[2]	182,112
Total Materials			483,012

Telecommunication Services - 3.8%
AT&T Corp.	24,800	[2]	474,424
Centurytel, Inc.	28,000		859,320
Price Communications Corp.*	22,400		380,352
Total Telecommunication Services			1,714,096

Utilities - 1.1%
PG&E Corp.*	14,200	[2]	493,024

Total Common Stocks (cost $39,054,495)			44,228,732

Other Investment Companies - 24.8%[1]
Bank of New York Institutional Cash
Reserves Fund, 3.01% [3]	9,907,209		9,907,209
JPMorgan Prime Money Market Fund
Institutional Class Shares, 2.74%	1,383,604		1,383,604

Total Other Investment Companies (cost $11,290,813)			11,290,813

Total Investments - 121.9% (cost $50,345,308)			55,519,545

Other Assets, less Liabilities (21.9)%			(9,965,989)
Net Assets - 100.0%			$45,553,556

Note: Based on the cost of investments of $50,345,308 for Federal income tax purposes at April 30, 2005, the aggregate gross unrealized appreciation and depreciation were $6,318,495 and $1,144,258, respectively, resulting in net unrealized appreciation of investments of $5,174,237.

*	Non-income-producing securities.

[1]	Yield shown for an investment company represents the April 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $9,686,102, or 21.3% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments at value (including securities on loan valued at $9,686,102)	$55,519,545
Cash	352
Dividends and other receivables	42,476
Prepaid expenses	25,578

Total assets	55,587,951

Liabilities:
Payable upon return of securities loaned	9,907,209
Payable for Fund shares purchased	69,001
Accrued expenses:
Investment advisory and management fees	24,775
Other	33,410

Total liabilities	10,034,395

Net Assets	$45,553,556

Shares outstanding	4,335,059

Net asset value, offering and redemption price per share	$10.51

Net Assets Represent:
Paid-in capital	$101,047,954
Undistributed net investment income	29,862
Accumulated net realized loss from investments	(60,698,497)
Net unrealized appreciation of investments	5,174,237

Net Assets	$45,553,556

Investments at cost	$50,345,308

The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund

Statement of Operations

For the six months ended April 30, 2005 (unaudited)

Investment Income:
Dividend income	$257,311
Securities lending fees	5,033
Foreign withholding tax	(439)

Total Investment income	261,905

Expenses:
Investment advisory and management fees	198,676
Transfer agent	32,809
Insurance fees	13,645
Professional fees	12,016
Custodian	9,895
Registration fees	8,661
Trustees fees and expenses	1,834
Miscellaneous	6,095

Total expenses before expense reimbursement	283,631

Less: Expense reimbursement	(52,177)

Net Expenses	231,454

Net investment income	30,451

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,611,702
Net unrealized depreciation of investment	(603,906)

Net realized and unrealized gain	3,007,796

Net Increase in Net Assets Resulting from Operations	$3,038,247

The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31, 2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$30,451	$496,942
Net realized gain on investments	3,611,702	2,153,605
Net unrealized appreciation (depreciation) of investments	(603,906)	2,136

Net increase in net assets resulting from operations	3,038,247	2,652,683

Distributions to Shareholders:

From net investment income	(448,811)	—

From Capital Share Transactions:
Proceeds from the sale of shares	3,044,533	5,398,613
Net asset value of shares issued in connection with reinvestment of dividends	429,263	—
Cost of shares repurchased	(5,830,313)	(16,268,270)

Net decrease from capital share transactions	(2,356,517)	(10,869,657)

Total increase (decrease) in net assets	232,919	(8,216,974)

Net Assets:
Beginning of period	45,320,637	53,537,611

End of period	$45,553,556	$45,320,637

End of period undistributed net investment income	$29,862	$448,222

Share Transactions:
Sale of shares	280,162	556,922
Shares issued in connection with reinvestment of dividends	39,746	—
Shares repurchased	(546,152)	(1,694,337)

Net decrease in shares	(226,244)	(1,137,415)

The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,			For the period ended October 31, 2001*
			2004	2003	2002
Net Asset Value, Beginning of Period	$9.94		$9.39	$7.74	$8.91	$10.00

Income from Investment Operations:
Net investment income	0.01		0.11	0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.66		0.44	1.69	(1.23)	(1.10)

Total from investment operations	0.67		0.55	1.75	(1.17)	(1.09)

Less Distributions to Shareholders from:
Net investment income	(0.10)		—	(0.10)	—	—

Net Asset Value, End of Period	$10.51		$9.94	$9.39	$7.74	$8.91

Total Return (a)	6.73	%(b)	5.86%	22.90%	(13.13)%	(10.90	)%(b)

Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	0.13	%(c)	0.99%	0.68%	0.91%	0.29	%(c)
Portfolio turnover	48	%(b)	131%	143%	101%	191	%(b)
Net assets at end of period (000’s omitted)	$45,554		$45,321	$53,538	$8,539	$4,322
Expense Offsets (d)
Ratio of total expenses to average net assets	1.21	%(c)	1.20%	1.62%	2.55%	4.49	%(c)
Ratio of net investment income (loss) to average net assets	(0.09	)%(c)	0.79%	0.06%	(0.63)%	(3.20	)%(c)

*	Commencement of operations was on December 18, 2000.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratio information assuming no reduction of Fund expenses.

(See Notes to Financial Statements.)

First Quadrant Tax-Managed Equity Fund

Notes to Financial Statements

April 30, 2005 (unaudited)

1)	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is an equity fund, the First Quadrant Tax-Managed Equity Fund (the “Fund”). The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedure established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) the Investment Manager determines than a market quotation is inaccurate, or (4) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investments companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-divident date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accured as earned. Non-cash dividends

Notes to Financial Statements (continued)

included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the Fund in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2005, the custody expense was not reduced.

(d)	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)	Capital Loss Carryovers

As of April 30, 2005, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dated listed.

Capital Loss Carryover Amount	Expires October 31,
$9,716,676	2008
37,174,125	2009
17,559,688	2010

(g)	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2005, certain unaffiliated shareholders (specifically omnibus accounts) held greater than 10% of the outstanding shares of the Fund as follows: two own collectively 45%.

Notes to Financial Statements (continued)

(2)	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Fund’s investment portfolio is managed by First Quadrant, L.P. (“First Quadrant”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and First Quadrant with respect to the Fund. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2006, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expenses) exceed 0.99% of the Fund’s average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed 0.99% of the Fund’s average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, First Quadrant from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the six months ended April 30, 2005, the Investment Manager reimbursed the Fund $52,177 and the cumulative amount of reimbursable expenses at April 30, 2005 was $223,180.

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family is $52,000, plus $2,000 for each meeting attended. The other Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. Trust I has an additional Independent Trustee who is paid an annual retainer of $30,000 plus $2,000 for each meeting attended. This fee is only allocated amongst the Funds in Trust I based on the relative net assets of each Fund. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $1,834 for the six months ended April 30, 2005 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3)	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2005 were $21,786,144 and $24,272,769, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

Notes to Financial Statements (continued)

(4)	Portfolio Securities Loaned

The Fund may participate in a securities lending of program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

(5)	Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

Investment Manager and Administrator
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
(203) 299-3500 or (800) 835-3879

Distributor
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
(203) 299-3500 or (800) 835-3879

Subadvisor
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena, California 91101

Custodian
The Bank of New York
2 Hanson Place
Brooklyn, NY 11217

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

Transfer Agent
PFPC Inc.
attn: Managers
P.O. Box 9769
Providence, RI 02940
(800) 548-4539

For Managers Choice Only
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406
(800) 358-7668

Trustees
Jack W. Aber
William E. Chapman, II
William J. Nutt
Edward J. Kaier
Peter M. Lebovitz
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
Richard E. Holmes

THE MANAGERS FUNDS
EQUITY FUNDS:
VALUE FUND Armstrong Shaw Associates Inc. Osprey Partners Investment Mgmt., LLC

CAPITAL APPRECIATION FUND Essex Investment Management Co., LLC Bramwell Capital Management, Inc.

MANAGERS STRUCTURED CORE FUND First Quadrant, L.P.

SMALL COMPANY FUND Kalmar Investment Advisers, Inc.

SPECIAL EQUITY FUND Donald Smith & Co., Inc. Veredus Asset Management LLC Westport Asset Management, Inc. Kern Capital Management, LLC. Skyline Asset Management, L. P.

MANAGERS FREMONT MICRO-CAP FUND MANAGERS FREMONT INSTITUTIONAL MICRO-CAP FUND Kern Capital Management LLC

INTERNATIONAL EQUITY FUND Lazard Asset Management, LLC Bernstein Investment Research and Management Wellington Management Company LLP

MANAGERS INTERNATIONAL GROWTH FUND Wellington Management Company LLP

EMERGING MARKETS EQUITY FUND Rexiter Capital Management Limited

FIRST QUADRANT TAX-MANAGED EQUITY FUND First Quadrant, L.P.

20 FUND Oak Associates, ltd.

MID - CAP FUND Chicago Equity Partners, LLC

RENAISSANCE LARGE-CAP EQUITY FUND The Renaissance Group LLC

MANAGERS REAL ESTATE SECURITIES FUND Urdang Securities Management, Inc.

BALANCED FUND Chicago Equity Partners, LLC Loomis, Sayles & Co. L.P.

MANAGERS FREMONT GLOBAL FUND

333 Global Advisers LLC*

Armstrong Shaw Associates Inc.

First Quadrant, L.P.

Wellington Management Company LLP

Bernstein Investment Research and Management

Kern Capital Management LLC

Northstar Capital Management, Inc.

THE MANAGERS FUNDS

INCOME FUNDS:

MONEY MARKET FUND JPMorgan Investment Advisors Inc.

HIGH YIELD FUND J.P. Morgan Investment Management Inc.

SHORT DURATION GOVERNMENT FUND INTERMEDIATE DURATION GOVERNMENT FUND Smith Breeden Associates, Inc.

BOND FUND GLOBAL BOND FUND FIXED INCOME FUND Loomis, Sayles & Company L.P.

MANAGERS FREMONT BOND FUND Pacific Investment Management Co., LLC

MANAGERS CALIFORNIA INTERMEDIATE TAX-FREE FUND Evergreen Investment Management Company, LLC

FREMONT MONEY MARKET FUND 333 Global Advisers LLC*

MANAGERS AMG FUNDS

EQUITY FUNDS:

ESSEX AGGRESSIVE GROWTH FUND

ESSEX SMALL/MICRO CAP GROWTH FUND

ESSEX LARGE CAP GROWTH FUND Essex Investment Management Company, LLC

RORER LARGE-CAP FUND RORER MID-CAP FUND Rorer Asset Management, LLC

SYSTEMATIC VALUE FUND Systematic Financial Management, L.P.

* A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semiannual report, or annual report at www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a	)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b	)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	EXHIBITS

(a	)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 8, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: July 8, 2005